Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 3,373,673	$ 4,480,810
Other receivables	19,037
Total	$ 3,392,710	$ 4,480,810	[1]

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4